FINANCIAL INSTRUMENTS – FAIR VALUE AND RISK MANAGEMENT (Tables)	9 Months Ended
Sep. 30, 2024
Notes and other explanatory information [abstract]
SCHEDULE OF CARRYING VALUES OF FINANCIAL INSTRUMENTS

	For the Period Ended September 30, 2024
	Carrying Amount			Fair Value
	Financial Assets at Amortized Cost	Other Financial Liabilities	Total	Level 1	Level 2	Total
Financial Assets Measured at Fair Value (FV)
Investments in Financial Assets	-	-	-	10,398	-	10,398
Total Financial Assets Measured at Fair Value (FV)	-	-	-	10,398	-	10,398
Financial Assets Not Measured at Fair Value (FV)
Cash and Cash Equivalents	21,580	-	21,580	-	-	-
Restricted Cash	27,516	-	27,516	-	-	-
Funds Held in Restricted Escrow Account	9,250	-	9,250	-	-	-
Trade Receivables	17,305	-	17,305	-	-	-
Other Receivables	43	-	43	-	-	-
Total Financial Assets Not Measured at Fair Value (FV)	75,694	-	75,694	-	-	-
Financial Liabilities Not Measured at Fair Value (FV)
Accounts Payable	-	1,133	1,133	-	-	-
Accrued Liabilities	-	30,991	30,991	-	-	-
Customer Deposits	-	27,516	27,516	-	-	-
Other Payables	-	12,843	12,843	-	-	-
Total Financial Liabilities Not Measured at Fair Value (FV)	-	72,483	72,483	-	-	-

	For the Year Ended December 31, 2023
	Carrying Amount			Fair Value
	Financial Assets at Amortized Cost	Other Financial Liabilities	Total	Level 1	Level 2	Total
Financial Assets Measured at Fair Value (FV)
Investments in Financial Assets	-	-	-	14,222	-	14,222
Total Financial Assets Measured at Fair Value (FV)	-	-	-	14,222	-	14,222
Financial Liabilities Measured at Fair Value (FV)
Warrants	-	-	-	-	269	269
Total Financial Liabilities Measured at Fair Value (FV)	-	-	-	-	269	269
Financial Assets Not Measured at Fair Value (FV)
Cash and Cash Equivalents	14,707	-	14,707	-	-	-
Restricted Cash	12,948	-	12,948	-	-	-
Trade Receivables	6,441	-	6,441	-	-	-
Other Receivables	63	-	63	-	-	-
Total Financial Assets Not Measured at Fair Value (FV)	34,159	-	34,159	-	-	-
Financial Liabilities Not Measured at Fair Value (FV)
Accounts Payable	-	571	571	-	-	-
Accrued Liabilities	-	13,374	13,374	-	-	-
Customer Deposits	-	12,948	12,948	-	-	-
Other Payables	-	302	302	-	-	-
Total Financial Liabilities Not Measured at Fair Value (FV)	-	27,195	27,195	-	-	-

SCHEDULE OF DETAILED INFORMATION ABOUT CREDIT RISK TRADE RECEIVABLES AND CONTRACT ASSET BY GEOGRAPHIC REGION

As of September 30, 2024, the exposure to credit risk for trade receivables (in thousands) by geographic region was as follows:

	September 30, 2024	December 31, 2023
US	11,376	4,607
Other Regions	5,929	1,834
Trade Receivables	17,305	6,441

SCHEDULE OF DETAILED INFORMATION ABOUT NATURE AND EXTENT OF RISKS ARISING FROM FINANCIAL INSTRUMENTS

	Average Rate		Period-end Spot Rate
	Strengthening	Weakening	Strengthening	Weakening
Balance at, September 30, 2024
CAD (-5% movement)	324	(324)	441	(441)
ILS (-5% movement)	(26)	26	(97)	97
Balance at, December 31, 2023
CAD (-5% movement)	485	(485)	655	(655)
ILS (-5% movement)	33	(33)	121	(121)

SCHEDULE OF DETAILED INFORMATION ABOUT FOREIGN CURRENCY RISK MANAGEMENT

The carrying amounts of the Company’s foreign currency denominated monetary assets and monetary liabilities (in thousands) at the reporting date are as follows:

	Liabilities		Assets
	September 30, 2024	December 31, 2023	September 30, 2024	December 31, 2023
CAD	(28,842)	(13,463)	17,386	4,949
ILS	(67)	(178)	7,642	7,494
Total Exposure	(28,909)	(13,641)	25,028	12,443